UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment             [X] Amendment Number: 1
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

THIS IS A RE-FILING, WITH CORRECTED HOLDINGS INFORMATION, OF A PREVIOUSLY FILED FORM 13F-HR/A.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: One North Wacker, 32nd Floor
         Chicago, IL 60606

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 525-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   October 17, 2002


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11
                                         --

Form 13F Information Table Value Total:  16,251,000.00
                                         -------------


List of Other Included Managers:  None


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                         CONFIDENTIAL TREATMENT REQUESTED - RISK ARBITRAGE POSITIONS - 6 MONTH PERIOD

                                     TITLE/                     VALUE   SHRS OR     SHR/                             VOTING
NAME OF ISSUER                       CLASS         CUSIP       (X1000)  PRN AMT     PRN    OPT      MANG    SOLE    SHARED  OTHER
FIRSTENERGY CORP                     PUT         337932107      612       3000      PUT    PUT    DEFINED    0       3000     0
HOTJOBS COM INC                      COM         441474103      2310     215300     SH            DEFINED    0      215300    0
INTERNATIONAL GAME TECHNOLOGY        CALL        459902102      640       1750     CALL   CALL    DEFINED    0       1750     0
JDS UNIPHASE CORP                    COM         46612J101      1692     200000     SH            DEFINED    0      200000    0
NEWPORT NEWS SHIPBUILDING INC        CALL        652228107      576       3265     CALL   CALL    DEFINED    0       3265     0
NEWPORT NEWS SHIPBUILDING INC        PUT         652228107       34       187       PUT    PUT    DEFINED    0       187      0
SYNOPSYS INC                         COM         871607107      821      14800      SH            DEFINED    0      14800     0
TYCO INTL LTD NEW                    PUT         902124106      1530      4000      PUT    PUT    DEFINED    0       4000     0

                      CONFIDENTIAL TREATMENT REQUESTED - CONVERTIBLE ARBITRAGE POSITIONS - 6 MONTH PERIOD

                                     TITLE/                     VALUE   SHRS OR     SHR/           INVEST            VOTING
NAME OF ISSUER                       CLASS         CUSIP       (X1000)  PRN AMT     PRN    OPT     DISCRT    SOLE   SHARED  OTHER
ATMEL CORP                       SDCVZRO144A21   049513AD6      2996    10000000    SH            DEFINED     0    10000000   0
GENZYME CORP                     SBDEBCV144A21   372917AJ3      1105    1000000     SH            DEFINED     0    1000000    0
ROYAL CARIBBEAN CRUISES LTD      SRNTCVZERO21    780153AM4      3935    11500000    SH            DEFINED     0    11500000   0

                                     TOTAL MARKET VALUE =     $16,251,000

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